SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2021 and 2020, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2021	2020
150,000,000 (2020: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2021	2020
108,222,604 (2020: 109,943,594) outstanding issued common shares of $1.00 each	108,223	109,944

(number of shares)	2021	2020
As at January 1	109,943,594	101,302,404
Repurchase and cancellation of treasury shares (1)	(1,984,647)	(3,500,000)
Issuance of shares (2)	—	12,067,789
Vesting of RSUs	263,657	73,401
As at December 31	108,222,604	109,943,594

(1) During 2021, we repurchased and cancelled 2.0 million of treasury shares for a consideration of $24.5 million inclusive of brokers commission of $0.04 million.

In February 2020, we purchased 1.5 million shares for a consideration of $70.4 million and cancelled all our 3.5 million treasury shares, that we repurchased in 2020 and prior years.

(2) In December 2020, we closed a registered equity offering of 12,067,789 of our common shares, at par value of $1.00 per share. We raised proceeds, net of the underwriter's discount and offering fees, of approximately $100 million, which we used to partially repay the term loan facility, fully repay the margin loan facility and for general corporate purposes.

Weighted average assumptions used	The weighted average assumptions as at May 2021 grant date are noted in the table below:

2021
Risk free interest rate	0.2%
Expected volatility of common stock	85.0%
Expected dividend yield	0.0%
Expected term of options (in years)	2.3 years
The weighted average assumptions as of grant date are noted in the table below:

2020
Remaining performance period	2.8 years
Contractual term	3.0 years
Expected dividend yield	0.0%
Risk fee interest rate	0.42%
Golar volatility	84%
Share price at grant date	$7.49

Summary of stock option activity
A summary of the share option activity for the year ended December 31, 2021 is presented below:

	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2020	1,841	$24.62	1.2
Granted during the year	750	$10.97
Forfeited during the year	(205)	$23.46
Lapsed during the year	(881)	$25.19
Options outstanding at December 31, 2021	1,505	$17.65	1.6

Options outstanding and exercisable at:
December 31, 2021	755	$24.28	0.8
December 31, 2020	1,717	$24.46	1.2
December 31, 2019	2,221	$30.74	1.7

	Year ended December 31
(in thousands of $)	2021	2020	2019
Total fair value of share options fully vested in the year	1,595	3,175	8,967

Compensation cost recognized in the consolidated statement of income	1,434	2,274	7,148
Share options cost capitalized*	16	110	608
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.

Schedule of Nonvested Restricted Stock Units Activity
A summary of time-based RSU activities for the year ended December 31, 2021 is presented below:

	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2020	748	10.02	2.0
Vested during the year	(264)	10.94
Forfeited during the year	(141)	9.07
Non-vested RSUs at December 31, 2021	343	9.71	1.1

Summary of performance-based RSU activity
A summary of performance-based RSU activity for the year ended December 31, 2021 is presented below:

	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested performance based RSUs at December 31, 2020	159	6.25	2.21
Forfeited during the year	(131)	6.25
Non-vested performance based RSUs at December 31, 2021	28	6.25	1.21

	Year ended December 31
(in thousands of $)	2021	2020	2019
Compensation cost recognized in the consolidated statement of income	1,774	2,739	1,124
RSU cost capitalized*	322	295	—
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.